Related Party Transactions and Balances - Schedule of Related Party Balances (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current:
Due from related parties, current	¥ 31,739,731	$ 4,559,127	¥ 228,600
Due to related parties:
Amounts due to related parties	3,518,031	505,334	285,578
Aotao
Current:
Due from related parties, current	20,086,504	2,885,246
GTI
Current:
Due from related parties, current	8,424,629	1,210,122
Napa
Current:
Due from related parties, current	2,506,484	360,034
Yibon
Current:
Due from related parties, current	722,114	103,725
Due to related parties:
Amounts due to related parties	3,205,890	460,498
Steigenberger
Current:
Due from related parties, current			225,000
Shiquanmeiwei
Current:
Due from related parties, current			3,600
JYHM
Due to related parties:
Amounts due to related parties	¥ 312,141	$ 44,836	221,028
TB
Due to related parties:
Amounts due to related parties			¥ 64,550